EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2014
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
14.	EARNINGS (LOSS) PER SHARE
Basic earnings per share (“EPS”) are computed by dividing net income/(loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents outstanding during the period.

For the year ended December 31, 2014, 2013 and 2012, the Company had a net loss, thus any effect of common stock equivalents outstanding would be antidilutive. For the years ended December 31, 2014 and 2013, the Company had 400,000 restricted shares outstanding, which were included in the total common shares issued and outstanding as at December 31, 2014 and 2013, respectively.

All figures in USD	2014	2013	2012
Numerator:
Net Loss	(12,808,441)	(105,417,590)	(73,191,830)
Denominator:
Basic - Weighted Average Common Shares Outstanding	85,401,179	64,101,923	52,547,623
Dilutive – Weighted-Average Common Shares Outstanding	85,401,179	64,101,923	52,547,623
Loss per Common Share:
Basic	(0.15)	(1.64)	(1.39)
Diluted	(0.15)	(1.64)	(1.39)